Deposits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deposits [Line Items]
Equipment deposit provision, reclassed	$ 0	$ 15,200
Remaining equipment deposit provision	12,100	$ 12,100
National Administration of Electricity [Member]
Deposits [Line Items]
Security deposit	$ 3,400